Income Taxes - Summary of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying the Statutory Tax Rate (Parenthetical) (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate		25.64%	26.50%	27.50%
Effective tax rate	[1]

[1]	The effective tax rate for the year ended December 31, 2021, 2022 and 2023 is not calculated due to income tax benefit.